Acquisitions - Net Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Nov. 17, 2014	Oct. 20, 2014	Oct. 11, 2013	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Fair value of assets acquired and liabilities assumed:
Excess purchase price attributed to goodwill acquired				$ 115,829	$ 115,829	$ 115,829	$ 114,442
APPI
Fair value of consideration transferred:
Cash consideration		$ 6,572
Fair value of assets acquired and liabilities assumed:
Accounts receivable		1,813
Inventories		1,850
Intangible assets		480
Fixed assets		2,907
Accounts payable		(1,057)
Other		(808)
Net assets acquired		5,185
Excess purchase price attributed to goodwill acquired		$ 1,387
SCI
Fair value of consideration transferred:
Cash consideration	$ 23,837
Fair value of assets acquired and liabilities assumed:
Accounts receivable	4,302
Inventories	5,500
Intangible assets	10,600
Fixed assets	46
Accounts payable	(690)
Other	155
Net assets acquired	19,913
Excess purchase price attributed to goodwill acquired	$ 3,924
Ridgeline
Fair value of consideration transferred:
Cash consideration			$ 39,787
Fair value of assets acquired and liabilities assumed:
Accounts receivable			3,445
Inventories			2,510
Intangible assets			15,890
Fixed assets			10,551
Accounts payable			(2,218)
Net assets acquired			30,178
Excess purchase price attributed to goodwill acquired			$ 9,609